Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

On January 5, 2021, the Company entered into a US dollar borrowing agreement with Enmoli Inc, a company controlled by Mr. Xiaowu He, the Chairman and chief executive officer of the Company. Pursuant to the agreement, the Company borrowed US$ 2 million from Enmoli Inc. with a term of 1 year and an annual interest of 4%. The purpose of the borrowing is to provide sufficient US dollar funds for the Company’s oversee business development.

On January 5, 2021, the Company loaned RMB 13 million (or approximately US$2 million) to Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partner), an entity related to Mr. Xiaowu He, the Chairman and chief executive officer of the Company for a term of 1 year with an annual interest of 4%.

On January 11, 2021, the Company (or the “Buyer”) entered into a share purchase agreement (the “Share purchase agreement”) with Cross Wealth Investment Holding Limited (“Cross Wealth” or the “Seller”), an entity related to two directors of the Company. Pursuant to the Share purchase agreement, the Company purchased 606,061 ordinary shares of Goldenbridge Acquisition Limited (“Goldenbridge”) from Cross Wealth for an aggregated consideration of US$2 million or US$3.3 per share (the “Share Price”). Goldenbridge was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (“De-SPAC”) and is currently conducting an initial public offering of its securities (“Offering”). The Company’s share purchase is for investment purposes only and will not participate in any activities conducted by Cross Wealth in its capacity as the sponsor, promotor or similar role in connection with the Offering or the De-SPAC. If the Goldenbridge fails to consummate the Offering prior to June 30, 2021 or other date as mutually agreed by the Seller and the Company, the Company shall have the rights (the IPO Failure Put Rights”) in its discretion, but not the obligation, to cause the Seller to repurchase back all or a portion of the Shares at the Share Price at any time. If Goldenbridge fails to consummate a De-SPAC within 21 months after the consummation of the Offering, the Buyer shall have the rights (the “De-SPAC Failure Put Rights”) in its discretion, but not the obligation, to cause the Seller to repurchase back all or a portion of the Shares at the Share Price at any time. In addition, at any time before the eighteenth month anniversary of the completion of De-SPAC, if the Company plans to resell or otherwise transfer any portion or all of the shares at a price less than the Share Price, the Seller shall have the right in its discretion, but not the obligation, to repurchase back all or a portion of the Shares at the Share Price (“Right of First Refusal”). In the event that Seller opts not to exercise its Right of First Refusal, then the Seller shall pay the Company an amount (the “Make-whole Payment”) equal to (i) the price shortfall multiplied by (ii) the number of the Shares being resold or transferred; provided that in case of a privately negotiated sale, such transfer or resale shall be negotiated in good faith and at arm’s-length by parties of equal bargaining strength.

On February 8, 2021, the board of directors (the “Board”) of the Company approved the 2021 Equity incentive plan (“2021 Plan”), which authorized the compensation committee or a committee designated and established by the Board to grant equity incentive awards, such as options, restricted shares, and restricted share units to directors, employees and consultants of the Company for a number of ordinary shares not exceeding 3,000,000, subject to adjustments as may be required in accordance with the terms of the Plan. The vested portion of equity awards will expire if not exercised prior to the time as the Plan Administrator determines at the time of its grant. The maximum exercisable term is ten years from the date of a grant. As of the date of this report, no equity award has been granted under 2021 Plan.

On February 23, 2021, the Company entered into a Common Stock Purchase Agreement with White Lion Capital LLC (the “Investor”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, White Lion Capital is committed to purchase the Company’s ordinary shares, no par value, with an aggregate offering price of up to $30,000,000 from time to time during the Commitment Period, which starts on the date of the filing of the initial registration statement covering the resale of securities issued under the Purchase Agreement, and shall terminate on the earlier of (i) the date on which White Lion Capital shall have purchased shares equal to the Commitment Amount, (ii) the six month anniversary of the filing of such initial registration statement, or (iii) the date on which the Purchase Agreement is terminated.

Pursuant to the Share Exchange Agreement, Lavacano and WBY Entertainment Holdings Ltd. (“WBY”) may be entitled to receive additional earnout shares as follows: (1) if the Company’s net income before tax for the year ended December 31, 2020 is greater than or equal to either US$28,300,000 or RMB 190,000,000, Lavacano and WBY will be entitled to receive 3,000,000 ordinary shares of the Company; and (2) if the Company’s net income before tax for the year ended December 31, 2021 is greater than or equal to either US$35,000,000 or RMB 235,000,000, Lavacano and WBY will be entitled to receive 3,000,000 ordinary shares. As of the date of this report, the Company’s net income has achieved more than RMB 190,000,000, therefore the Company has issued 2,400,000 ordinary shares to Lavacano and 600,000 ordinary shares to WBY on March 25, 2021.

Pursuant to the earn-out provisions of the BeeLive Acquisition Agreement, so long as the prior core management members of Sciscape International Limited (“SIL”), and Tianjin Guangju Dingfei Technology Co., Ltd. (“DF”, together with SIL and their subsidiaries, the “BeeLive Companies”) have complied with the employment agreement that he or she has entered into with BeeLive Companies and no material changes have occurred, (i) if the BeeLive Companies’ total annual revenue is no less than RMB 336.6 million in Year 2020, Cosmic Soar Limited will be entitled to received additional 540,960 Ordinary Shares; (ii) if the BeeLive Companies’ total annual revenue is no less than RMB 460.6 million in Year 2021, Cosmic Soar Limited will be entitled to received additional 540,960 ordinary shares; and (iii) if the BeeLive Companies’ total annual revenue is no less than RMB 580.9 million in Year 2022, Cosmic Soar Limited will be entitled to received additional 540,960 ordinary shares. If the total annual revenue of BeeLive Companies’ in a particular performance year does not reach the target revenue as specified above, but is equal to or more than 80% of the target revenue, Cosmic Solar Limited will be entitled to a reduced number of the earnout shares. As of the date of this report, BeeLive Companies’ total annual revenue has achieved more than RMB 336.6 million for Year 2020, therefore the Company has issued 540,960 ordinary shares to Cosmic Soar Limited on March 25, 2021.